INVESTMENTS - Long-Term Investments (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Long-term Investments [Line Item]
Equity securities with readily determinable fair values	¥ 38,324,789	$ 5,397,934	¥ 27,408,447
Equity securities without readily determinable fair values	9,826,143	1,383,984	9,826,143
Available-for-sale debt investment	103,703,272		103,706,206
Long-term Investments, Total	184,758,800	26,022,733	176,854,460
Shanghai Wiselong Enterprise Management Co., Ltd.
Schedule of Long-term Investments [Line Item]
Equity method investments	25,630,564	3,609,989	26,118,102
Others
Schedule of Long-term Investments [Line Item]
Equity method investments	7,274,032	1,024,526	9,795,562
Yibon
Schedule of Long-term Investments [Line Item]
Available-for-sale debt investment	¥ 103,703,272	$ 14,606,300	¥ 103,706,206